Other Assets - Schedule of Fair Value and Amortized Cost (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	$ 195.7	$ 204.5
Amortized Cost/Cost	177.7	191.3
Bonds
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	122.7	127.2
Amortized Cost/Cost	123.1	125.0
Equity securities
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	73.0	77.3
Amortized Cost/Cost	$ 54.6	$ 66.3